Submission	Aug. 01, 2024
Submission [Line Items]
Central Index Key	0001521332
Registrant Name	Aptiv PLC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A